Stockholder's Equity (Details 1) - Equity Option [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Expected term (years)	6 years 2 months 30 days
Expected volatility	36.00%
Expected dividends	$ 0
Minimum [Member]
Risk free interest rate	1.74%
Maximum [Member]
Risk free interest rate	1.77%